EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 27, 2017 to the Metropolitan Series Fund Prospectus dated May 1, 2016, filed with the Securities and Exchange Commission on January 27, 2017 (SEC Accession No. 0001193125-17-021163) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

METROPOLITAN SERIES FUND

Exhibit Ref.	Title of Exhibit

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document